Agribusiness Receivables Certificates - Composition of Agribusiness Receivables Certificates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Total borrowings	R$ 1,019,299	R$ 1,225,570	R$ 965,475	R$ 710,552
Current	410,515	918
Non-current	0	R$ 404,647
Agribusiness Receivables Certificates
Disclosure of detailed information about financial instruments [line items]
Total borrowings	410,515
Current	410,515
Non-current	0
Agribusiness Receivables Certificates | Deferred Financing Costs Netting
Disclosure of detailed information about financial instruments [line items]
Total borrowings	R$ 10,966
Serie I
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity	December 22, 2027
Interest rate on receivables (in percent)	3.00%
Borrowings, gross	R$ 68,316
Serie II
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity	December 22, 2027
Interest rate on receivables (in percent)	14.20%
Borrowings, gross	R$ 353,165